Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Operating Leases

base year of 1956. This annual rental payment adjustment increased the per-acre lease rate to approximately $21.00 for 2012, which is the rate used to calculate the following remaining required payments under the terms of the operating leases as of December 31, 2012:

2013	$875,946
2014	785,616
2015	671,003
2016	671,003
2017	671,003
Thereafter	2,872,349

$6,546,920